Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Schedule of of future minimum rental payments under the operating lease agreements

The following is a schedule by year of future minimum rental payments required under the operating lease agreements (in thousands):

Years ending December 31:
2021	$9,673
2022	8,048
2023	5,807
2024	3,534
2025	1,689
Thereafter	6,468
$35,219